Note 15 Hedged items in fair value hedges (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	€ 58,980	€ 60,421	€ 69,440
Financial assets at amortised cost	422,061	372,676	367,668
Financial liabilities at amortised cost	528,629	487,893	€ 490,606
Carrying amount [member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	13,994	20,333
Interest rate measure at fair value	13,602	20,285
Foreign exchange rate and gold measure at fair value	327	0
Other measure at fair value	66	49
Financial assets at amortised cost	4,838	8,273
Interest rate measured at amortized cost	4,835	8,270
Foreign exchange and gold assets	3	2
Financial liabilities at amortised cost	34,898	24,567
Interest rate hedge instrument	34,894	24,563
Foreign exchange and gold	5	5
Hedge adjustments included in the carrying amount of assets and liabilities [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	(1,024)	(52)
Financial assets at amortised cost	(485)	168
Financial liabilities at amortised cost	1,299	(690)
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	2	11
Financial assets at amortised cost	13	5
Financial liabilities at amortised cost	0	0
Hedged items in portfolio hedge of interest rate risk [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	1,179	1,997
Financial liabilities at amortised cost	€ 0	€ 0